Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2020
Income Statement [Abstract]
Basic and diluted loss per share (in Dollars per share)	$ (0.13)	$ (0.09)	$ (0.06)	$ (0.37)	$ (0.20)	$ (0.32)	$ (0.02)
Weighted average common shares outstanding - basic and diluted	11,518,154	10,650,002	3,643,728	10,983,045	10,650,002	10,650,002	560,586